SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)
Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)
Xtrackers Short Duration High Yield Bond ETF (SHYL)
Xtrackers USD High Yield Corporate Bond ETF (HYLB)

Effective August 1, 2024, the following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading under the “MANAGEMENT” heading in the summary section of each fund’s prospectus.
Jeff Lenamon, Vice President of DBX Advisors LLC and Senior Portfolio Engineer & Team Lead, Xtrackers, of DWS Investment Management Americas, Inc. Senior Portfolio Manager of the fund. Began managing the fund in 2024.
Jason Meyerberg, Vice President of DBX Advisors LLC and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Benjamin Spalding, CESGA, Vice President of DBX Advisors LLC and Senior Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2022.
Nancy Thai, Vice President of DBX Advisors LLC and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Effective August 1, 2024, the following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of each fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Jeff Lenamon, Vice President of DBX Advisors LLC and Senior Portfolio Engineer & Team Lead, Xtrackers, of DWS Investment Management Americas, Inc. Senior Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2021 with 21 years of experience. Prior to his current role, he served as the Head of U.S. Credit Trading. Prior to joining DWS, he was the Head of Credit Trading at Aflac Asset Management. Before that he was a Portfolio Manager/Senior Credit Trader at BlackRock, Portfolio Manager/Senior Fixed Income Trader at Diversified Credit Investments, Portfolio Manager/Trader for DZ Bank AG, and Director – Loan Portfolio Manager at CIBC World Markets.
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Senior Portfolio Engineer & Team Lead – Xtrackers - Fixed Income: New York.
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BS in Marketing from Hardin-Simmons University: MBA in Finance from Sam Houston University.
Jason Meyerberg, Vice President of DBX Advisors LLC and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2022. Prior to joining the Xtrackers team, Jason served as a Credit Trader supporting Investment Grade and High Yield strategies.
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Portfolio Engineer – Xtrackers - Fixed Income: New York.
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BS in Computer Science and Quantitative Finance from Stevens Institute Of Technology; Master's in Financial Engineering from Stevens Institute Of Technology.
Benjamin Spalding, CESGA, Vice President of DBX Advisors LLC and Senior Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2022.
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Joined DWS in 2017 as part of the Passive Product Development team in New York.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BA in Finance and Government from The College of William & Mary. He is an EFFAS Certified ESG Analyst (CESGA).
July 29, 2024
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Nancy Thai, Vice President of DBX Advisors LLC and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2023 as part of Passive Fixed Income Portfolio Management team in New York with seven years of industry experience. Prior to joining DWS, she spent five years as a fixed income trader for Edward Jones.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BA in Finance, Loyola University New Orleans.
Please Retain This Supplement for Future Reference
July 29, 2024
PROSTKR24-53